Accounts Payable and Accrued Liabilities (Notes)	12 Months Ended
Dec. 31, 2014
Accounts Payable and Accrued Liabilities [Abstract]
Accounts Payable and Accrued Liabilities
Accounts Payable and Accrued Liabilities
Accounts payable and accrued liabilities consist of the following:

	December 31,
(In thousands)	2014	2013
Accounts payable:
Trade	$192,962	$216,941
Other	30,324	31,332
	$223,286	$248,273
Accrued liabilities:
Payroll and employee benefit costs	$55,986	$48,267
Other	94,969	109,767
	$150,955	$158,034